FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2012
FINANCIAL LIABILITIES [Abstract]
FINANCIAL LIABILITIES
12.	FINANCIAL LIABILITIES

The financial liabilities consist of convertible notes and interest rate swap transaction.

(a) Convertible notes measured at fair value

The Company issued USD 184 million of convertible notes (including USD 24 million covering 30-day over-allotment option) on December 21, 2010 (the “Notes”). The Notes will mature on December 15, 2015. The interest rate is 2% per annum payable semi-annually, in arrears. Holders have the option to convert their Notes from the earlier of (i) when the registration statement becomes effective and

(ii) the first anniversary of the date on which the Notes are first issued, through to and including the business day prior to the maturity date into ADSs representing the ordinary shares initially at a conversion rate of 20.2560 ADSs per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$49.37 per ADS). No accrued interest to be paid on the Notes when they are converted.

The conversion rate is subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes are defined as 1) any “person” or “group” beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company’s shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company’s ADSs; and 4) adoption of a plan relating to our liquidation or dissolution.

The holder has the option to require the Company to repurchase the Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change is remote.

While the Notes remain outstanding, the Company or its subsidiaries will not create or permit to subsist any security upon its property, assets or revenues (present or future) to secure any international investment securities or to secure any guarantee of or indemnity of any international investment securities unless the obligations under the notes and the indenture (a) are secured equally and ratably therewith, or (b) have the benefit of such other security, guarantee, indemnity or other arrangement as shall be approved by holders of a majority in aggregate principal amount of the Notes then outstanding.

The registration rights granted under the convertible notes agreement are: (i) demand registration rights, (ii) piggyback registration rights, and (iii) Form F-3 registration rights. The Company is required to use its best effort to cause a shelf registration statement to become effective within 210 days after the original issuance of the Notes with respect to register re-sales of the Notes and the issuance of ordinary shares (represented by ADSs) issuable upon conversion of the Notes. The Company will be required to pay additional interest of up to 0.50% per annum for the first year, subject to some limitations, to the holders of the notes if it fails to comply with the obligations to register the Notes and ordinary shares represented by ADSs issuable upon conversion of the Notes or the registration statement does not become effective within the specified time periods. The Form F-3 was filed on May 18, 2011. As of December 31, 2012, management assessed that the likelihood of the Company having to make any additional interest payments under the arrangement is remote.

The Company has RMB as its functional currency, and the Notes are denominated in USD. As a result, the conversion feature is dual indexed to the Company’s stock as well as the RMB and USD exchange rate, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date in accordance with ASC 815-15-25. Further, as the functional currency of the Company is RMB, the fair value of the Notes is translated into RMB at each balance sheet date with the difference being reported as exchange gain or loss. In addition, all issuance costs associated with the Notes offering have been expensed as incurred in the year ended December 31, 2010.

Fair value of the Notes is determined using the binomial model, one of the option pricing methods. The valuation involves complex and subjective judgment and the Company’s best estimates of the probability of occurrence of future events, such as fundamental changes, on the valuation date. Under the binomial valuation model, the Group uses a weighted risk-free and risk interest rate (the combination of the risk free rate plus the credit spread for the underlying Notes) weighted by the probability of conversion as internally solved out by binomial model in discounting its cash flows. The main inputs to this model include the underlying share price, the expected share volatility, the expected dividend yield, the risk free and risk interest rate.

The estimated fair value of financial liability amounted to approximately RMB 971,693 (US$154,386) and RMB 1,056,209 (US$ 169,533) as of December 31, 2011 and 2012, respectively. In the year ended December 31, 2010, the Company recorded foreign exchange gain of RMB 6,848, loss from fair value change of the Notes of RMB 9,040, and one-time charge of issuance costs of RMB 42,559, respectively. In the years ended December 31, 2011 and December 31, 2012, the Company recorded foreign exchange gain of RMB 57,337 and RMB 2,583, and a gain(loss) from fair value change of RMB 198,547 and RMB (87,099), respectively.

(b) Interest rate swap transaction

In connection with the acquisition of Motel 168, the Company entered into a US$ 240 million US dollar denominated, 4-year term loan facility. This term loan carries floating interest at a rate per annum equal to one-month London Interbank Offered Rate (“LIBOR”) plus 3.9%. The Company entered into an interest rate swap contract on November 28, 2011 and updated the interest rate swap contract on 31 July, 2012. The notional principal amount of the outstanding interest rate swap contract at December 31, 2011 and December 31, 2012 was US$180 million and US$ 93 million due to the repayment of term loans during the year, and the fixed interest rate was 1.13%. The floating rate was with reference to three-month US dollar LIBOR.

The Company has accounted for this derivative financial instrument at fair value with the changes in fair value recorded in the consolidated statement of operations. The Company performs valuation of the derivative at each balance sheet date and records the change in fair value as non-operating income or loss.

Fair value of the financial liabilities is determined using the discounted cash flow method. Under this method, the value of the interest rate swap equals to the present value of the net position of its future cash flows as of each settlement date. The net position of the future cash flows as of each settlement date is determined by comparing the projected fixed cash outflows with the projected variable cash inflows. The projected fixed cash outflows are calculated based on the fixed interest rate established upon consummation of the initial swap contract. The projected variable cash inflows are calculated based on the estimated swap yield curve as of the measurement date, in respect that the interest rates swap is a fix-for-floating swap from the Company’s perspective. The net position of the future cash flows is then discounted by using the estimated swap yield curve rates.

In the years ended December 31, 2011 and December 31, 2012, total loss as a result of fair value measurement is approximately RMB 7,315 and RMB 6,665. For the year ended December 31, 2012, the Company made cash settlement of RMB 3,418 for purpose of reducing the principal amount that is associated with the interest rate swap arrangement due to the repayment of term loans during the year.

The Company elected to classify the cash flows related to the SWAP transaction in the financing section of its statement of cash flows as the underlying activities subject to the interest rate SWAP are financing arrangement in nature.